Income Taxes - Significant Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 35,511	$ 44,186
Deferred revenue	3,995	6,215
Research and development and other credit carryforwards	9,666	7,728
Other	2,769	1,863
Gross deferred tax assets	51,941	59,992
Valuation allowance	(51,941)	(59,992)
Net deferred tax assets	$ 0	$ 0